Columbia Variable Portfolio – Small Company Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 0.6%
Globalstar, Inc.(a)	17,839	1,184,866
Entertainment 3.6%
IMAX Corp.(a)	82,130	3,121,761
Lionsgate Studios Corp.(a)	138,567	1,328,858
Madison Square Garden Entertainment Corp.(a)	21,778	1,282,942
Sphere Entertainment Co.(a)	17,925	2,104,395
Total		7,837,956
Total Communication Services		9,022,822
Consumer Discretionary 10.7%
Broadline Retail 1.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	32,193	2,963,044
Hotels, Restaurants & Leisure 8.0%
Black Rock Coffee Bar, Inc., Class A(a)	34,169	441,464
Brinker International, Inc.(a)	36,068	5,149,428
Cava Group, Inc.(a)	13,383	1,082,685
Dutch Bros, Inc., Class A(a)	66,191	3,353,236
Kura Sushi USA, Inc., Class A(a)	18,491	1,290,487
Red Rock Resorts, Inc., Class A	22,412	1,195,904
Rush Street Interactive, Inc.(a)	217,928	4,739,934
Total		17,253,138
Specialty Retail 1.3%
Boot Barn Holdings, Inc.(a)	7,529	1,101,944
Camping World Holdings, Inc., Class A	32,261	220,343
Floor & Decor Holdings, Inc., Class A(a)	17,988	913,790
Lithia Motors, Inc., Class A	2,568	641,281
Total		2,877,358
Total Consumer Discretionary		23,093,540
Consumer Staples 4.2%
Beverages 3.5%
Celsius Holdings, Inc.(a)	85,196	3,022,754
Primo Brands Corp., Class A	66,654	1,255,095
Vita Coco Co., Inc. (The)(a)	66,041	3,164,024
Total		7,441,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Casey’s General Stores, Inc.	2,078	1,512,493
Total Consumer Staples		8,954,366
Energy 3.5%
Energy Equipment & Services 2.2%
Liberty Energy, Inc., Class A	86,543	2,492,438
National Energy Services Reunited Corp.(a)	73,625	1,580,729
WaterBridge Infrastructure LLC, Class A	23,938	641,299
Total		4,714,466
Oil, Gas & Consumable Fuels 1.3%
Centrus Energy Corp., Class A(a)	3,882	673,876
Golar LNG Ltd.	9,754	527,789
Par Pacific Holdings, Inc.(a)	14,902	933,461
Uranium Energy Corp.(a)	50,051	675,689
Total		2,810,815
Total Energy		7,525,281
Financials 4.4%
Banks 2.1%
Axos Financial, Inc.(a)	25,121	2,137,546
Bancorp, Inc. (The)(a)	45,595	2,449,819
Total		4,587,365
Capital Markets 2.3%
Moelis & Co., ADR, Class A	49,838	2,840,766
Perella Weinberg Partners	117,492	2,133,655
Total		4,974,421
Total Financials		9,561,786
Health Care 19.2%
Biotechnology 6.6%
BridgeBio Pharma, Inc.(a)	43,594	3,237,290
Dianthus Therapeutics, Inc.(a)	14,525	1,218,938
Insmed, Inc.(a)	9,650	1,577,968
Madrigal Pharmaceuticals, Inc.(a)	3,426	1,793,408
Mirum Pharmaceuticals, Inc.(a)	6,428	593,819
NewAmsterdam Pharma Co. NV(a)	14,493	463,921
Nuvalent, Inc., Class A(a)	19,956	2,044,492
Revolution Medicines, Inc.(a)	11,686	1,136,464

Columbia Variable Portfolio – Small Company Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rhythm Pharmaceuticals, Inc.(a)	7,435	646,622
Shattuck Labs, Inc.(a)	57,740	371,268
Solid Biosciences, Inc.(a)	111,931	805,903
Tectonic Therapeutic, Inc.(a)	9,089	280,941
Total		14,171,034
Health Care Equipment & Supplies 3.9%
Glaukos Corp.(a)	37,516	4,038,973
ICU Medical, Inc.(a)	33,866	4,373,794
Total		8,412,767
Health Care Providers & Services 4.3%
BrightSpring Health Services, Inc.(a)	68,360	2,912,820
GeneDx Holdings Corp.(a)	11,613	745,787
Guardant Health, Inc.(a)	33,340	3,079,616
RadNet, Inc.(a)	42,353	2,367,109
Total		9,105,332
Life Sciences Tools & Services 3.1%
Adaptive Biotechnologies Corp.(a)	66,395	921,563
Charles River Laboratories International, Inc.(a)	7,110	1,226,475
DNA Script(a),(b),(c),(d)	1,585	131,796
Personalis, Inc.(a)	143,069	911,349
Repligen Corp.(a)	29,876	3,519,990
Total		6,711,173
Pharmaceuticals 1.3%
Axsome Therapeutics, Inc.(a)	10,284	1,738,202
Crinetics Pharmaceuticals, Inc.(a)	22,391	813,241
Veradermics, Inc.(a)	3,722	235,044
Total		2,786,487
Total Health Care		41,186,793
Industrials 28.4%
Aerospace & Defense 7.3%
Aerovironment, Inc.(a)	5,819	1,065,168
Carpenter Technology Corp.	11,339	4,469,267
Karman Holdings, Inc.(a)	45,446	3,637,952
Kratos Defense & Security Solutions, Inc.(a)	21,936	1,546,707
Mercury Systems, Inc.(a)	39,953	2,912,973
VSE Corp.	6,031	1,112,117
York Space Systems, Inc.(a)	40,229	891,877
Total		15,636,061
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.9%
AAON, Inc.	42,343	3,503,883
Modine Manufacturing Co.(a)	12,558	2,721,444
Total		6,225,327
Construction & Engineering 2.3%
Arcosa, Inc.	14,201	1,507,294
Construction Partners, Inc., Class A(a)	13,131	1,459,117
Dycom Industries, Inc.(a)	5,927	2,008,186
Total		4,974,597
Electrical Equipment 3.8%
Babcock & Wilcox Enterprises, Inc.(a)	233,786	3,434,316
Bloom Energy Corp., Class A(a)	35,249	4,775,887
Total		8,210,203
Ground Transportation 2.4%
Knight-Swift Transportation Holdings, Inc.	37,512	2,159,941
Ryder System, Inc.	7,662	1,568,488
Saia, Inc.(a)	3,889	1,366,128
Total		5,094,557
Machinery 4.7%
Helios Technologies, Inc.	18,044	1,167,627
Kadant, Inc.	3,559	1,040,474
RBC Bearings, Inc.(a)	9,849	5,349,189
Standex International Corp.	10,338	2,634,743
Total		10,192,033
Passenger Airlines 0.9%
Alaska Air Group, Inc.(a)	50,787	1,867,946
Trading Companies & Distributors 4.1%
Herc Holdings, Inc.	10,544	1,049,655
SiteOne Landscape Supply, Inc.(a)	20,264	2,697,341
WESCO International, Inc.	16,295	4,458,638
Xometry, Inc., Class A(a)	14,655	598,510
Total		8,804,144
Total Industrials		61,004,868
Columbia Variable Portfolio – Small Company Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 22.9%
Communications Equipment 5.2%
Applied Optoelectronics, Inc.(a)	14,388	1,217,081
InterDigital, Inc.	13,894	4,195,988
Lumentum Holdings, Inc.(a)	8,178	5,747,171
Total		11,160,240
Electronic Equipment, Instruments & Components 3.1%
Coherent Corp.(a)	11,185	2,664,379
nLight, Inc.(a)	13,241	755,002
OSI Systems, Inc.(a)	3,254	863,969
Rogers Corp.(a)	7,800	837,174
Unusual Machines, Inc.(a)	131,028	1,624,747
Total		6,745,271
IT Services 2.3%
DigitalOcean Holdings, Inc.(a)	57,348	4,919,312
Semiconductors & Semiconductor Equipment 7.7%
Credo Technology Group Holding Ltd.(a)	22,866	2,146,431
Impinj, Inc.(a)	20,256	2,080,291
Onto Innovation, Inc.(a)	13,752	2,820,123
Rambus, Inc.(a)	27,625	2,376,579
Semtech Corp.(a)	38,332	2,947,348
SiTime Corp.(a)	12,143	4,193,585
Total		16,564,357
Software 4.6%
Appfolio, Inc., Class A(a)	6,876	1,085,170
Guidewire Software, Inc.(a)	7,477	1,118,260
Hut 8 Corp.(a)	97,035	4,551,912
Riot Platforms, Inc.(a)	173,782	2,147,946
ServiceTitan, Inc., Class A(a)	16,714	1,060,670
Total		9,963,958
Total Information Technology		49,353,138
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.0%
Chemicals 0.7%
Solstice Advanced Materials, Inc.	20,547	1,564,860
Metals & Mining 1.3%
Coeur Mining, Inc.(a)	74,631	1,400,824
United States Antimony Corp.(a)	142,729	1,246,024
Total		2,646,848
Total Materials		4,211,708
Utilities 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Hallador Energy Co.(a)	27,851	453,414
Total Utilities		453,414
Total Common Stocks (Cost $202,207,803)		214,367,716

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(e),(f)	1,375,845	1,375,294
Total Money Market Funds (Cost $1,375,294)		1,375,294
Total Investments in Securities (Cost: $203,583,097)		215,743,010
Other Assets & Liabilities, Net		(739,130)
Net Assets		215,003,880

Columbia Variable Portfolio – Small Company Growth Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $131,796, which represents 0.06% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $131,796, which represents 0.06% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,585	1,382,080	131,796

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	6,591,010	43,485,690	(48,701,406)	—	1,375,294	(832)	61,435	1,375,845
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Small Company Growth Fund  | 2026

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1QT7025_(05/26)